Prepayments and other current assets - Schedule of Prepayments and Other Assets (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	[1]
Prepaid Investments, Noncurrent	$ 0 [1]	$ 1,469,000	$ 1,469
Employees [Member] | Minimum [Member]
Loans Receivables Term	8 years
Employees [Member] | Maximum [Member]
Loans Receivables Term	10 years

[1]	The Group paid USD 1,469,000 to Henan Zhaoteng Investment Co., Ltd. for acquisition of an audio visual license from Henan Tourism in 2017, which was used for payment of purchase consideration when the transaction was completed in June 2018.